Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Entity Registrant Name	Dryships Inc.
Entity Central Index Key	0001308858
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	98,708,916
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Trading Symbol	Drys